LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.47%
Australia–0.96%
Brambles	712,271	$ 5,408,298
Oil Search	3,614,809	6,914,159
WiseTech Global	99,476	1,863,157
		14,185,614
Canada–8.29%
Agnico Eagle Mines	289,565	23,070,820
Canadian National Railway	395,661	42,122,070
Element Fleet Management	1,546,788	12,871,024
Franco-Nevada	101,282	14,153,086
Ritchie Bros Auctioneers	499,471	29,622,038
		121,839,038
China–3.37%
†51job ADR	51,493	4,015,939
†Alibaba Group Holding	461,100	16,927,491
China Resources Gas Group	960,000	4,310,338
Kingsoft	312,000	1,571,872
Tencent Holdings	337,100	22,768,870
		49,594,510
Czech Republic–0.07%
†Komercni banka	45,509	958,904
		958,904
Denmark–1.47%
Novo Nordisk Class B	312,319	21,638,890
		21,638,890
France–19.43%
Air Liquide	181,948	28,840,514
Danone	476,142	30,842,090
Dassault Systemes	52,548	9,804,514
†EssilorLuxottica	213,803	29,106,355
Kering	28,363	18,814,378
Legrand	108,771	8,663,533
L'Oreal	117,839	38,348,201
LVMH Moet Hennessy Louis Vuitton	112,964	52,855,902
Pernod Ricard	159,500	25,430,024
Schneider Electric	344,986	42,881,374
		285,586,885
Germany–10.42%
Bayer	324,165	19,998,936
GEA Group	417,607	14,632,189
†QIAGEN	348,805	18,116,766
SAP	512,460	79,799,294
Symrise	149,164	20,602,898
		153,150,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.30%
AIA Group	6,357,000	$ 63,189,175
		63,189,175
India–2.17%
Adani Ports & Special Economic Zone	323,873	1,508,056
†HDFC Bank ADR	320,878	16,031,065
Infosys ADR	705,582	9,744,087
ITC	1,996,090	4,663,205
		31,946,413
Ireland–1.31%
†Flutter Entertainment	122,235	19,254,640
		19,254,640
Israel–0.94%
†Nice Sponsored ADR	61,065	13,863,587
		13,863,587
Italy–1.13%
Prysmian	570,271	16,553,633
		16,553,633
Japan–8.95%
AEON Financial Service	849,600	7,744,768
Bandai Namco Holdings	205,800	15,078,969
Hitachi	1,156,900	39,171,990
Japan Airport Terminal	94,500	4,186,575
Japan Tobacco	492,000	8,975,939
Kao	178,600	13,407,630
Koito Manufacturing	230,600	11,766,527
Kose	37,900	4,640,383
Obic	48,400	8,511,754
Terumo	452,000	17,996,241
		131,480,776
Mexico–0.45%
†Grupo Financiero Banorte Class O	1,235,694	4,269,030
Wal-Mart de Mexico	960,447	2,298,227
		6,567,257
Netherlands–1.37%
Akzo Nobel	198,553	20,067,833
		20,067,833
Peru–0.18%
Credicorp	21,900	2,715,381
		2,715,381
Republic of Korea–1.05%
NAVER	60,786	15,447,009
		15,447,009
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.23%
DBS Group Holdings	1,225,600	$ 18,017,963
		18,017,963
Spain–0.72%
Amadeus IT Group	191,045	10,609,871
		10,609,871
Switzerland–14.74%
†Alcon	71,717	4,066,045
Nestle	692,588	82,426,261
Novartis	538,339	46,740,913
Roche Holding	205,021	70,228,007
Sika	53,421	13,117,615
		216,578,841
Taiwan–2.63%
Delta Electronics	992,000	6,513,910
Taiwan Semiconductor Manufacturing ADR	396,469	32,141,742
		38,655,652
United Kingdom–10.19%
Burberry Group	415,834	8,335,054
Compass Group	577,537	8,675,624
Diageo	985,716	33,858,039
Experian	554,624	20,839,639
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Linde	158,418	$ 37,454,880
†Ocado Group	30,592	1,082,015
Reckitt Benckiser Group	359,831	35,085,406
†Rolls-Royce Holdings	2,638,705	4,381,165
		149,711,822
United States–3.10%
Accenture Class A	100,804	22,780,696
†Ingersoll Rand	292,413	10,409,903
†Mettler-Toledo International	12,868	12,427,271
		45,617,870
Total Common Stock (Cost $966,568,477)		1,447,231,647

MONEY MARKET FUND–1.13%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	16,673,326	16,673,326
Total Money Market Fund (Cost $16,673,326)		16,673,326

TOTAL INVESTMENTS–99.60% (Cost $983,241,803)	1,463,904,973
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	5,875,520
NET ASSETS APPLICABLE TO 74,285,499 SHARES OUTSTANDING–100.00%	$1,469,780,493

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$14,185,614	$—	$14,185,614
Canada	121,839,038	—	—	121,839,038
China	4,015,939	45,578,571	—	49,594,510
Czech Republic	—	958,904	—	958,904
Denmark	—	21,638,890	—	21,638,890
France	—	285,586,885	—	285,586,885
Germany	18,116,766	135,033,317	—	153,150,083
Hong Kong	—	63,189,175	—	63,189,175
India	25,775,152	6,171,261	—	31,946,413
Ireland	—	19,254,640	—	19,254,640
Israel	13,863,587	—	—	13,863,587
Italy	—	16,553,633	—	16,553,633
Japan	—	131,480,776	—	131,480,776
Mexico	6,567,257	—	—	6,567,257
Netherlands	—	20,067,833	—	20,067,833
Peru	2,715,381	—	—	2,715,381
Republic of Korea	—	15,447,009	—	15,447,009
Singapore	—	18,017,963	—	18,017,963
Spain	—	10,609,871	—	10,609,871
Switzerland	—	216,578,841	—	216,578,841
Taiwan	32,141,742	6,513,910	—	38,655,652
United Kingdom	—	149,711,822	—	149,711,822
United States	45,617,870	—	—	45,617,870
Money Market Fund	16,673,326	—	—	16,673,326
Total Investments	$287,326,058	$1,176,578,915	$—	$1,463,904,973
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP MFS International Growth Fund–4